Statement of Other Comprehensive Income (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Comprehensive income (loss) attributable to Hitachi, Ltd. (note 15):
Net income (loss) attributable to Hitachi, Ltd.	¥ 238,869	¥ (106,961)	¥ (787,337)
Other comprehensive income (loss) attributable to Hitachi, Ltd. arising during the year:
Foreign currency translation adjustments	(69,194)	4,289	(110,899)
Pension liability adjustments	15,852	141,761	(184,153)
Net unrealized holding gain (loss) on available-for-sale securities	(5,728)	23,209	(22,855)
Cash flow hedges	1,233	(833)	(2,031)
Total other comprehensive income (loss) attributable to Hitachi, Ltd. arising during the year	(57,837)	168,426	(319,938)
Comprehensive income (loss) attributable to Hitachi, Ltd.	181,032	61,465	(1,107,275)
Comprehensive income (loss) attributable to noncontrolling interests (note 15):
Net income (loss) attributable to noncontrolling interests	64,257	22,570	(7,783)
Other comprehensive income (loss) attributable to noncontrolling interests arising during the year:
Foreign currency translation adjustments	(18,185)	2,618	(33,671)
Pension liability adjustments	224	22,262	(28,942)
Net unrealized holding gain (loss) on available-for-sale securities	376	5,467	(3,502)
Cash flow hedges	755	162	(1,553)
Total other comprehensive income (loss) attributable to noncontrolling interests arising during the year	(16,830)	30,509	(67,668)
Comprehensive income (loss) attributable to noncontrolling interests	47,427	53,079	(75,451)
Total comprehensive income (loss) (note 15):
Net income (loss)	303,126	(84,391)	(795,120)
Other comprehensive income (loss) arising during the year:
Foreign currency translation adjustments	(87,379)	6,907	(144,570)
Pension liability adjustments	16,076	164,023	(213,095)
Net unrealized holding gain (loss) on available-for-sale securities	(5,352)	28,676	(26,357)
Cash flow hedges	1,988	(671)	(3,584)
Total other comprehensive income (loss) arising during the year	(74,667)	198,935	(387,606)
Total comprehensive income (loss)	¥ 228,459	¥ 114,544	¥ (1,182,726)